3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial:  (215) 981- 4659

direct fax:  (866) 422 - 2114

falcoj@pepperlaw.com

August 13, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn: Ms. Karen L. Rossotto

Re:                             StoneCastle Financial Corp.

File No. 811-22853

1933 Act File No. 333-204417

Ladies and Gentlemen:

On behalf of StoneCastle Financial Corp. (the “Company”), transmitted herewith for filing is Post-Effective Amendment No. 4 (the “Amendment”) to the Company’s registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”).  The Amendment also constitutes Amendment No. 15 to the Registration Statement under the Investment Company Act of 1940, as amended.

The Amendment is being filed to respond to the oral comments of the staff of the Commission’s Division of Investment Management received on August 10, 2018 and making certain other non-material updates.

The Company wishes to inform the Commission that it intends to request acceleration of the effectiveness date of the Amendment in writing or orally.

Please direct any questions concerning this letter to my attention at 215.981.4659 or, in my absence, to John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:                                John M. Ford, Esq.

Rachel N. Schatten, Esq.